JOHN HANCOCK
                             VARIABLE SERIES TRUST I


                        SUPPLEMENT dated October 1, 2001

                                       TO

              STATEMENT OF ADDITIONAL INFORMATION dated May 1, 2001


                        INVESTMENT ADVISORY ARRANGEMENTS



On September 5, 2001, shareholders of the Small Cap Growth, Mid Cap Growth, Small/Mid Cap Growth, International Equity, International Opportunities, Short-Term Bond and High Yield Bond Funds each approved a proposal to increase the investment advisory fees paid by their Fund to John Hancock. On September 14, 2001, the shareholders of the Emerging Markets Equity Fund also approved a proposal to increase the investment advisory fees paid by their Funds to John Hancock. The following table, which appears on page 35 of the Statement of Additional Information, is amended to reflect changes to those increases in investment advisory fees.


Effective October 1, 2001, investment advisory fees are paid to John Hancock at the following rates:



                                                             John Hancock's Investment Advisory Fee
                                                             as an Annual Percentage of Each Portion
Fund                                                         of the Fund's Average Daily Net Assets
----                                                         --------------------------------------

Small Cap Growth                            .30% of the Fund's average daily net assets

Mid Cap Growth                              1.00% of first $100 million; .90% above $100 million

Small/Mid Cap Growth                        1.00% of first $50 million; .95% of next $150 million; .90% above $200 million

International Equity                        1.20% of first $50 million; 1.05% of next $150 million; 1.00% above $200 million

International Opportunities                 1.30% of first $20 million; 1.15% of next $30 million; 1.05% above $50 million

Emerging Markets Equity                     1.65% of first $10 million; 1.45% of next $140 million; 1.35% above $150 million

Short-Term Bond                             .30% of the Fund's average daily net assets

High Yield Bond                             .80% of first $100 million; .70% above $100 million


October 1, 2001

                        Supplement Dated October 1, 2001
                                       to
                     PROSPECTUSES dated May 1, 2001 or later

This Supplement is intended to be distributed with current prospectuses (dated May 1, 2001 or later) for certain variable annuity contracts and variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I (the "Variable Series Trust") that accompanies the Product Prospectuses. The variable annuity contracts bear the title "INDEPENDENCE VARIABLE ANNUITY," "INDEPENDENCE 2000 VARIABLE ANNUITY," "MARKETPLACE VARIABLE ANNUITY," "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY," or "REVOLUTION VALUE VARIABLE ANNUITY." The variable life insurance policies bear the title "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION PLUS," "VARIABLE ESTATE PROTECTION EDGE," "MEDALLION VARIABLE LIFE PLUS," or "MEDALLION VARIABLE LIFE EDGE."

The fund expenses for the following funds shown in the Product Prospectus have changed: Mid Cap Growth Fund, Small/Mid Cap Growth Fund, Small Cap Growth Fund, International Opportunities Fund, International Equity Fund, Emerging Markets Equity Fund, Short-Term Bond Fund, and High Yield Bond Fund. The shareholders approved increases in investment management fees for these Funds of the Variable Series Trust, effective October 1, 2001. For variable life insurance policies, the expense tables and illustrations in the Product Prospectuses do not reflect those increases. For variable annuity contracts, the expense tables and expense examples in the Product Prospectuses do not reflect those increases. Set out below is a supplementary expense table which shows what the affected Funds' expenses would have been had the investment management fee increases been in place for all of 2000:


                                                                                           ------------------
                                                                                              Total Fund         Total Fund
                                                         Distribution    Other Operating       Operating          Operating
                                         Investment       and Service     Expenses With      Expenses With     Expenses Absent
Fund Name                              Management Fee    (12b-1) Fees     Reimbursement      Reimbursement      Reimbursement
---------                             ----------------- ---------------- ----------------- ------------------ -------------------
Mid Cap Growth Fund                        0.92%             - - -            0.04%              0.96%              0.96%
Small/Mid Cap Growth Fund                  0.97%             - - -            0.10%              1.07%              1.07%
Small Cap Growth Fund                      1.05%             - - -            0.07%              1.12%              1.12%
International Opportunities Fund           1.13%             - - -            0.10%              1.23%              1.39%
International Equity Fund                  1.20%             - - -            0.10%              1.30%              1.96%
Emerging Markets Equity Fund               1.50%             - - -            0.10%              1.60%              2.77%
Short-Term Bond Fund                       0.60%             - - -            0.06%              0.66%              0.66%
High Yield Bond Fund                       0.80%             - - -            0.10%              0.90%              1.02%
                                                                                           ------------------


A SUPPLEMENT DATED OCTOBER 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------------
FOR THE JOHN HANCOCK VARIABLE SERIES TRUST 1 CONTAINS DETAILED INFORMATION ABOUT
--------------------------------------------------------------------------------
THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL
-----------------------------------------------------------------------
INFORMATION SUPPLEMENT BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT
---------------------------------------------------------------------------
OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.
-----------------------------------------------------------------

                        Supplement Dated October 1, 2001
                                       to
                     PROSPECTUSES dated May 1, 2001 or later

This Supplement is intended to be distributed with current prospectuses (dated May 1, 2001 or later) for certain variable annuity contracts and variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I (the "Variable Series Trust") that accompanies the Product Prospectuses. The variable annuity contracts bear the title "ACCOMMODATOR VARIABLE ANNUITY," "ACCOMMODATOR 2000 VARIABLE ANNUITY" or "eVARIABLE ANNUITY." The variable life insurance policies bear the title "FLEX V1," "FLEX V2," "MEDALLION VARIABLE LIFE," or "eVARIABLE LIFE."

The fund expenses for the following funds shown in the Product Prospectus have changed: Mid Cap Growth Fund, Small/Mid Cap Growth Fund, Small Cap Growth Fund, International Opportunities Fund, Emerging Markets Equity Fund, Short-Term Bond Fund, and High Yield Bond Fund. The shareholders approved increases in investment management fees for these Funds of the Variable Series Trust, effective October 1, 2001. For variable life insurance policies, the expense tables and illustrations in the Product Prospectuses do not reflect those increases. For variable annuity contracts, the expense tables and expense examples in the Product Prospectuses do not reflect those increases. Set out below is a supplementary expense table which shows what the affected Funds' expenses would have been had the investment management fee increases been in place for all of 2000:


                                                                                           ------------------
                                                                                               Total Fund        Total Fund
                                                         Distribution    Other Operating        Operating         Operating
                                         Investment       and Service     Expenses With       Expenses With    Expenses Absent
Fund Name                              Management Fee    (12b-1) Fees     Reimbursement       Reimbursement     Reimbursement
---------                             ----------------- ---------------- ----------------- ------------------ -------------------
Mid Cap Growth Fund                        0.92%             - - -            0.04%              0.96%              0.96%
Small/Mid Cap Growth Fund                  0.97%             - - -            0.10%              1.07%              1.07%
Small Cap Growth Fund                      1.05%             - - -            0.07%              1.12%              1.12%
International Opportunities Fund           1.13%             - - -            0.10%              1.23%              1.39%
Emerging Markets Equity Fund               1.50%             - - -            0.10%              1.60%              2.77%
Short-Term Bond Fund                       0.60%             - - -            0.06%              0.66%              0.66%
High Yield Bond Fund                       0.80%             - - -            0.10%              0.90%              1.02%
                                                                                           ------------------


A SUPPLEMENT DATED OCTOBER 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------------
FOR THE JOHN HANCOCK VARIABLE SERIES TRUST 1 CONTAINS DETAILED INFORMATION ABOUT
--------------------------------------------------------------------------------
THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL
-----------------------------------------------------------------------
INFORMATION SUPPLEMENT BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT
---------------------------------------------------------------------------
OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.
-----------------------------------------------------------------

                        Supplement Dated October 1, 2001
                                       to
                     PROSPECTUSES dated May 1, 2001 or later

This Supplement is intended to be distributed with current prospectuses (dated May 1, 2001 or later) for certain variable annuity contracts and variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I (the "Variable Series Trust") that accompanies the Product Prospectuses. The variable life insurance policies bear the title "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "VARIABLE MASTER PLAN PLUS," "MAJESTIC VARIABLE COLI," "MAJESTIC VARIABLE ESTATE PROTECTION," or "MAJESTIC VARIABLE ESTATE PROTECTION 98."

The fund expenses for the following funds shown in the Product Prospectus have changed: Mid Cap Growth Fund, Small/Mid Cap Growth Fund, Small Cap Growth Fund, International Opportunities Fund, International Equity Fund, Emerging Markets Equity Fund, Short-Term Bond Fund, and High Yield Bond Fund. The shareholders approved increases in investment management fees for these Funds of the Variable Series Trust, effective October 1, 2001. For variable life insurance policies, the expense tables and illustrations in the Product Prospectuses do not reflect those increases. For variable annuity contracts, the expense tables and expense examples in the Product Prospectuses do not reflect those increases. Set out below is a supplementary expense table which shows what the affected Funds' expenses would have been had the investment management fee increases been in place for all of 2000:


                                                                                           ------------------
                                                                                               Total Fund         Total Fund
                                                         Distribution    Other Operating        Operating         Operating
                                         Investment       and Service     Expenses With       Expenses With    Expenses Absent
Fund Name                              Management Fee    (12b-1) Fees     Reimbursement       Reimbursement     Reimbursement
---------                             ----------------- ---------------- ----------------- ------------------ -------------------
Mid Cap Growth Fund                        0.92%             - - -            0.04%              0.96%              0.96%
Small/Mid Cap Growth Fund                  0.97%             - - -            0.10%              1.07%              1.07%
Small Cap Growth Fund                      1.05%             - - -            0.07%              1.12%              1.12%
International Opportunities Fund           1.13%             - - -            0.10%              1.23%              1.39%
International Equity Fund                  1.20%             - - -            0.10%              1.30%              1.96%
Emerging Markets Equity Fund               1.50%             - - -            0.10%              1.60%              2.77%
Short-Term Bond Fund                       0.60%             - - -            0.06%              0.66%              0.66%
High Yield Bond Fund                       0.80%             - - -            0.10%              0.90%              1.02%
                                                                                           ------------------

A SUPPLEMENT DATED OCTOBER 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------------
FOR THE JOHN HANCOCK VARIABLE SERIES TRUST 1 CONTAINS DETAILED INFORMATION ABOUT
--------------------------------------------------------------------------------
THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL
-----------------------------------------------------------------------
INFORMATION SUPPLEMENT BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT
---------------------------------------------------------------------------
OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.
-----------------------------------------------------------------

                        Supplement Dated October 1, 2001
                                       to
                         PROSPECTUSES dated May 1, 2001

This Supplement is intended to be distributed with the current prospectus (dated May 1, 2001) for the variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectus") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I (the "Variable Series Trust") that accompanies the Product Prospectus. The variable annuity contract bears the title "REVOLUTION VARIABLE ANNUITY."

The fund expenses for the following funds shown in the Product Prospectus have changed: Mid Cap Growth Fund, Small/Mid Cap Growth Fund, Small Cap Growth Fund, International Opportunities Fund, International Equity Fund, Emerging Markets Equity Fund, Short-Term Bond Fund, and High Yield Bond Fund. The shareholders approved increases in investment management fees for these Funds of the Variable Series Trust, effective October 1, 2001. For variable life insurance policies, the expense tables and illustrations in the Product Prospectuses do not reflect those increases. For variable annuity contracts, the expense tables and expense examples in the Product Prospectuses do not reflect those increases. Set out below is a supplementary expense table which shows what the affected Funds' expenses would have been had the investment management fee increases been in place for all of 2000:


                                                                                           ------------------
                                                                                               Total Fund        Total Fund
                                                         Distribution    Other Operating        Operating         Operating
                                         Investment       and Service     Expenses With       Expenses With    Expenses Absent
Fund Name                              Management Fee    (12b-1) Fees     Reimbursement       Reimbursement     Reimbursement
---------                            ----------------- ---------------- ----------------- ------------------ -------------------
Mid Cap Growth Fund                        0.92%             - - -            0.04%              0.96%              0.96%
Small/Mid Cap Growth Fund                  0.97%             - - -            0.10%              1.07%              1.07%
Small Cap Growth Fund                      1.05%             - - -            0.07%              1.12%              1.12%
International Opportunities Fund           1.13%             - - -            0.10%              1.23%              1.39%
International Equity Fund                  1.20%             - - -            0.10%              1.30%              1.96%
Emerging Markets Equity Fund               1.50%             - - -            0.10%              1.60%              2.77%
Short-Term Bond Fund                       0.60%             - - -            0.06%              0.66%              0.66%
High Yield Bond Fund                       0.80%             - - -            0.10%              0.90%              1.02%
                                                                                           ------------------


A SUPPLEMENT DATED OCTOBER 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------------
FOR THE JOHN HANCOCK VARIABLE SERIES TRUST 1 CONTAINS DETAILED INFORMATION ABOUT
--------------------------------------------------------------------------------
THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL
-----------------------------------------------------------------------
INFORMATION SUPPLEMENT BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT
---------------------------------------------------------------------------
OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.
-----------------------------------------------------------------

                        Supplement Dated October 1, 2001
                                       to
                         PROSPECTUSES dated May 1, 2001

This Supplement is intended to be distributed with the current prospectus (dated May 1, 2001) for the variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectus") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I (the "Variable Series Trust") that accompanies the Product Prospectus. The variable annuity contract bears the title "PATRIOT VARIABLE ANNUITY."

The fund expenses for the following funds shown in the Product Prospectus have changed: Mid Cap Growth Fund, International Opportunities Fund, Emerging Markets Equity Fund, Short-Term Bond Fund, and High Yield Bond Fund. The shareholders approved increases in investment management fees for these Funds of the Variable Series Trust, effective October 1, 2001. The expense table and expense examples in the Product Prospectus do not reflect those increases. Set out below is a supplementary expense table which shows what the affected Funds' expenses would have been had the investment management fee increases been in place for all of 2000.


                                                                                           ------------------
                                                                                               Total Fund        Total Fund
                                                         Distribution    Other Operating        Operating         Operating
                                         Investment       and Service     Expenses With       Expenses With    Expenses Absent
Fund Name                              Management Fee    (12b-1) Fees     Reimbursement       Reimbursement     Reimbursement
---------                             ----------------- ---------------- ----------------- ------------------ -------------------
Mid Cap Growth Fund                        0.92%             - - -            0.04%              0.96%              0.96%
International Opportunities Fund           1.13%             - - -            0.10%              1.23%              1.39%
Emerging Markets Equity Fund               1.50%             - - -            0.10%              1.60%              2.77%
Short-Term Bond Fund                       0.60%             - - -            0.06%              0.66%              0.66%
High Yield Bond Fund                       0.80%             - - -            0.10%              0.90%              1.02%
                                                                                           ------------------


A SUPPLEMENT DATED OCTOBER 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------------
FOR THE JOHN HANCOCK VARIABLE SERIES TRUST 1 CONTAINS DETAILED INFORMATION ABOUT
--------------------------------------------------------------------------------
THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL
-----------------------------------------------------------------------
INFORMATION SUPPLEMENT BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT
---------------------------------------------------------------------------
OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.
-----------------------------------------------------------------